Income Tax: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	2015		2014		2013
	Amount	Rate	Amount	Rate	Amount	Rate

Tax expense computed at federal corporate tax rate	$1,480	35.0%	$60	35.0%	$133	35.0%
Income tax expense (benefit) related to prior years	(31)	(0.7)	(41)	(23.9)	116	30.5
Other	-	-	(8)	(4.7)	-	-

Total income tax expense	$1,449	34.3%	$11	6.4%	$249	65.5%